INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
The following table summarizes our intangible assets:

	Period Ended
	March 31, 2015	December 31, 2014
Intangibles - Acquisition Diogenix (Preliminary IPRD)	$8,812	$—
Licenses	1,685	1,685
Accumulated amortization of licenses	(220)	(188)
Total licenses net	1,465	1,497
Total intangible assets	$10,277	$1,497

Intangible assets consist of:	As of December 31,
	2014	2013
Intellectual properties	1,685	$681
Accumulated amortization	(188)	(70)
Total intangible assets, net	$1,497	$611

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
These license costs will be amortized over the expected remaining lives of the respective patents. As of March 31, 2015, amortization expense for the next five years is expected to be as follows:

2015 (remaining nine months)	$96
2016	128
2017	128
2018	128
2019	128
thereafter	857
Total	$1,465

Intangible assets are amortized over the expected remaining useful lives. As of December 31, 2014, amortization expense for the next five years is expected to be as follows:

2015	$128
2016	128
2017	128
2018	128
2019	128
Thereafter	857
Total	$1,497